Share Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital and Reserves [Abstract]
Schedule of Composition of Share Capital	A.Composition of share capital
	June 30, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited

Ordinary shares, par value NIS 0.01 each	1,000,000,000	99,739,786	1,000,000,000	69,579,231

Schedule of Changes in the Issued and Outstanding Capital	C.Changes in the issued and outstanding capital
Six months period ended June 30, 2024
Unaudited

Balance as of January 1, 2024	69,579,231
Issuance of Advance Shares resulted from partial exercise of Commitment Amount (see Note 3 above)	17,375,000
Issuance of shares as part of shelf prospectus through public offering transaction	12,555,555
Exercise of restricted share units into ordinary shares	180,000
Issuance of ordinary shares for service provider	50,000
Balance as of June 30, 2024	99,739,786